Document and Entity Information	Sep. 07, 2016
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2015
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Sep. 07, 2016
Document Effective Date	Sep. 07, 2016
Prospectus Date	Feb. 28, 2016